BORROWINGS - Other bank loans (Details) ¥ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2025 ARS ($) installment	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 ARS ($)	Sep. 30, 2025 CNY (¥) installment
BORROWINGS
Net proceeds | $	$ 3,490,325		$ 1,110,294
Banco Macro S.A.
BORROWINGS
Principal residual nominal value | $	$ 100,000
Number of installments	3			3
Interest rate basis	6.60%			6.60%
Banco Macro S.A. | Due in July, 2026
BORROWINGS
Amortization (in %)	33.33%			33.33%
Banco Macro S.A. | Due in July, 2027
BORROWINGS
Amortization (in %)	33.33%			33.33%
Banco Macro S.A. | Due in July, 2028
BORROWINGS
Amortization (in %)	33.34%			33.34%
Banco BBVA Argentina S.A.
BORROWINGS
Principal residual nominal value | $	$ 50,000
Number of installments	3			3
Interest rate basis	3.85%			3.85%
Banco BBVA Argentina S.A. | Due in July, 2027
BORROWINGS
Amortization (in %)	33.33%			33.33%
Banco BBVA Argentina S.A. | Due in January, 2027
BORROWINGS
Amortization (in %)	33.33%			33.33%
Banco BBVA Argentina S.A. | Due in January, 2028
BORROWINGS
Amortization (in %)	33.34%			33.34%
Industrial and Commercial Bank of China (Argentina) S.A.U.
BORROWINGS
Principal residual nominal value	$ 171,179			¥ 930.0
Number of installments	3			3
Interest rate	6.15%			6.15%
Industrial and Commercial Bank of China (Argentina) S.A.U. | Due in July, 2028
BORROWINGS
Amortization (in %)	33.34%			33.34%
Industrial and Commercial Bank of China (Argentina) S.A.U. | Due in January, 2028
BORROWINGS
Amortization (in %)	33.33%			33.33%
Industrial and Commercial Bank of China (Argentina) S.A.U. | Due in April, 2028
BORROWINGS
Amortization (in %)	33.33%			33.33%
Banco Nacion
BORROWINGS
Principal residual nominal value | $	$ 25,000
Number of installments	1			1
Interest rate	47.75%			47.75%
Bank of China Limited
BORROWINGS
Principal residual nominal value | ¥				¥ 530.0
Number of installments	1			1
Interest rate	4.80%			4.80%
Amount of maximum borrowing capacity | ¥				¥ 1,065.0
Net proceeds	$ 110,026	¥ 530.0
Net of issuance costs	$ 107,262	¥ 516.7